SCHEDULE OF ENTRUSTED LOAN INFORMATION (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ (36,782,173)	$ (36,782,173)
Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	36,782,173	36,782,173
Borrower A [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ 3,065,181	$ 3,065,181
Annual Interest rate	16.00%	16.00%
Due date	Oct. 23, 2018	Oct. 23, 2018
Borrower A [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ 6,130,362	$ 6,130,362
Annual Interest rate	16.00%	16.00%
Due date	Dec. 26, 2018	Dec. 26, 2018
Borrower B [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ 4,597,772	$ 4,597,772
Annual Interest rate	16.00%	16.00%
Due date	May 30, 2019	May 30, 2019
Borrower B [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ 5,364,067	$ 5,364,067
Annual Interest rate	16.00%	16.00%
Due date	Jul. 27, 2019	Jul. 27, 2019
Borrower C [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ 7,662,953	$ 7,662,953
Annual Interest rate	16.00%	16.00%
Due date	Jun. 09, 2019	Jun. 09, 2019
Borrower C [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ 6,130,362	$ 6,130,362
Annual Interest rate	16.00%	16.00%
Due date	Jul. 09, 2019	Jul. 09, 2019
Borrower E [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Entrusted loans to third parties	$ 3,831,476	$ 3,831,476
Annual Interest rate	16.00%	16.00%
Due date	Sep. 07, 2019	Sep. 07, 2019